Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
10.	RELATED PARTY TRANSACTIONS

Minera Exar entered into the following transactions with companies controlled by the family of its President, who is also a director of the Company:

-

Los Boros Option Agreement, entered into with Grupo Minero Los Boros on March 28, 2016, for the transfer to Minera Exar of title to certain mining properties that comprised a portion of the Cauchari-Olaroz project (refer to Note 5).

-	Construction services contract for Cauchari-Olaroz project with Magna Construcciones S.R.L., the Company’s 50% share of which was $1,594 during the year December 31, 2019.

During the year ended December 31, 2019, the Company’s 50% share of director’s fees paid by Minera Exar to its President, who is also a director of the Company, was $37 (2018 - $38).

There were no contractual or other commitments arising from the related party transactions described above in this Note 10. The amounts due to related parties arising from the above transactions are unsecured, non-interest bearing and have no specific terms of payment.

In consideration for Bangchak (a related party of the Company, by virtue of its position as a shareholder and a lender under the $205,000 senior credit facility) providing its consent to the Project Investment, following the Company’s approval of the expansion of the stated production capacity of the Cauchari-Olaroz project from its current targeted production of 25,000 tonnes per annum (“tpa”) to 40,000 tpa, and entry into an amended off-take agreement with Bangchak, the Company provided incremental off-take rights in favour of Bangchak to acquire up to an additional 3,500 tpa of lithium carbonate, up to an aggregate maximum of 6,000 tpa of lithium carbonate (at a 40,000 tpa project capacity) at market prices. In addition, the consent includes a commitment from Bangchak to provide up to $50,000 of additional debt financing on substantially the same terms as the Company’s existing senior credit facility, however, with the proceeds of such financing available for a broader purpose.

10.	RELATED PARTY TRANSACTIONS (continued)

Should the Company elect to pursue this additional debt financing in the future, such financing will be subject to negotiation of definitive documentation and consent of the Company’s other lender, Ganfeng, under the $205,000 senior credit facility and the Limited Recourse Loan Facility. There can be no assurances that the Company will be able to realize on such additional debt financing, including the terms and timing thereof.

Transactions with Ganfeng, a related party of the Company by virtue of its position as a shareholder and a lender to the Company, are disclosed in Notes 5, 8 and 19.

Compensation of Key Management

Key management includes the directors of the Company and the executive management team.

The remuneration of directors and members of the executive management team was as follows:

	For the years ended December 31,
	2019 $	2018 $
Stock-based compensation	2,731	2,410
Salaries, benefits and directors' fees included in general and administrative expenses	2,565	2,636
Salaries and benefits included in exploration expenditures	369	547
Salaries and benefits capitalized to Investment in the Joint Venture	504	812
Salaries and benefits capitalized to PP&E	204	-
	6,373	6,405

	As at December 31,	As at December 31,
	2019 $	2018 $
Total due to directors and executive team	357	164

There were no contractual or other commitments arising from the related party transactions.  The amounts due to related parties are unsecured, non-interest bearing and have no specific terms of payment.